Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in securities - current		$ 7,950
Investment in securities - noncurrent	$ 5,777	2,371
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in securities - current		7,950
Investment in securities - noncurrent	5,777	2,371
Total	6,090	10,634
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	313	313
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in securities - current		7,950
Investment in securities - noncurrent	5,777	2,371
Total	5,777	10,321
Fair Value, Measurements, Recurring | Bank Time Deposits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash - time deposits	313	313
Fair Value, Measurements, Recurring | Bank Time Deposits | Fair Value Measurements Using Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash - time deposits	$ 313	$ 313